ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)			9 Months Ended	12 Months Ended
	Oct. 26, 2016	Oct. 21, 2016	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Common Stock Equivalents, Value	$ 1,000,000	$ 1,000,000		$ 1,000,000
Operating Loss Carryforwards				$ 12,451,000
Operating Loss Carryforwards, Expiration Date				2035
Liability for Uncertainty in Income Taxes, Current				$ 0	$ 0
Cash, Uninsured Amount				$ 229,000
Employee Stock Option [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)			20,315,000	20,715,000
Trademarks [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life				7 years
Computer Equipment [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life				3 years
Office Equipment [Member]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Property, Plant and Equipment, Useful Life				5 years